SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

These condensed unaudited financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and in accordance with generally accepted accounting principles in the United States of America (“GAAP”) to reflect the financial position, results of operations and cash flows of the Company as of March 31, 2017. The accompanying condensed financial statements and notes are unaudited. In management’s opinion, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements for the year ended December 31, 2016 and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of March 31, 2017, its results of operations for the three months ended March 31, 2017, and cash flows for the three months ended March 31, 2017 and 2016. The results for the three months ended March 31, 2017 are not necessarily indicative of the results expected for the full fiscal year or any other interim period.

Basis of Presentation

These financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and reflect the financial position, results of operations and cash flows of the Company.

Net Income (Loss) per Common Share
Net Income (Loss) per Common Share

Basic loss per share (“EPS”) is computed by dividing net loss (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Diluted EPS is computed by dividing net loss by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period. Potential common shares include convertible preferred stock, convertible notes, stock options and warrants. The number of potential common shares outstanding is computed using the treasury stock method.

As the Company incurred losses for the three months ended March 31, 2016, the potentially dilutive shares are anti-dilutive and are thus not added into the loss per share calculations. As of March 31, 2016, there were 272 potentially dilutive shares.

The Company had net income for the three months ended March 31, 2017 and therefore potentially dilutive shares must be added into the diluted net income (loss) per share calculations. The Series F Preferred Stock is convertible into 4,308,824 potentially dilutive shares, however these shares are anti-dilutive and are not included in the calculation.

The components of basic and diluted net income (loss) per share for the three months ended March 31, 2017 are as follows:

Three Months
Ended
March 31, 2017
Basic:
Numerator:
Net income	$21,503,620
Denominator:
Weighted average common shares	432,350

Net income per common share - basic	$49.74

Diluted:
Numerator:
Net income	$21,503,620
2016 Note debt discount amortization	11,373,712
Change in fair value of warrants	(4,120,309)
Change in fair value of embedded conversion feature	(40,332,596)
Gain on extinguishment of 2016 Notes	(602,555)
Numerator for diluted calculation	$(12,178,128)
Denominator:
Weighted Average Common Shares	432,350
2016 Note	16,936,627
Warrants	1,341
Series E Preferred Stock	100
Denominator for Diluted Calculation	17,370,418

Net Income Per Common Share - Diluted	$(0.70)

Loss per Common Share

Basic loss per share (“EPS”) is computed by dividing net loss, less cumulative preferred stock dividends for the period, including undeclared or unpaid cumulative dividends (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Diluted EPS is computed by dividing net loss by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period. Potential common shares include convertible preferred stock, stock options and warrants. The number of potential common shares outstanding is computed using the treasury stock method.

As the Company has incurred losses for the years ended December 31, 2016 and 2015, the potentially dilutive shares are anti-dilutive and are thus not added into the loss per share calculations. As of December 31, 2016 and 2015, there were 8,316 and 337 potentially dilutive shares, respectively.

Reverse Stock Split
Reverse Stock Split

On April 10, 2017, the Company effected a reverse stock split of the Company’s common stock whereby each two thousand shares of common stock were replaced with one share of common stock (with no fractional shares issued). The par value and the number of authorized shares of common stock were not adjusted. All common share and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect this reverse stock split. The quantity of Series E and Series F Preferred Stock and all warrants and employee and other options were not included in the reverse stock split and their outstanding quantities have not been adjusted. However, the conversion and exchange ratios were adjusted for the effect of the reverse stock split. For the number of shares that each security is convertible into see NOTE 7 PREFERRED STOCK, NOTE 9 WARRANTS and NOTE 11 EMPLOYEE STOCK OPTIONS.

Reverse Stock Split

On December 11, 2015, the Company effected a reverse stock split of the Company’s common stock whereby each sixty shares of common stock was replaced with one share of common stock (with no fractional shares issued). The par value of the common stock was adjusted from $0.001 per share to $0.0001 per share as a result of the reverse stock split. The authorized shares of the common stock were not adjusted. On March 30, 2016, the Company effected a reverse stock split of the Company’s common stock whereby each thirty-five shares of common stock were replaced with one share of common stock (with no fractional shares issued). On September 16, 2016, the Company effected a reverse stock split of the Company’s common stock whereby each eighty shares of common stock were replaced with one share of common stock (with no fractional shares issued). The par value and the number of authorized shares of the common stock were not adjusted. On December 28, 2016, the Company effected a reverse stock split of the Company’s common stock whereby each three hundred shares of common stock were replaced with one share of common stock (with no fractional shares issued). The par value and the number of authorized shares of the common stock was not adjusted as a result of the reverse stock split. However, the number of authorized shares was increased to 1,500,000,000 as a result of an amendment to the Certificate of Incorporation.

On April 10, 2017, the Company effected a reverse stock split of the Company’s common stock whereby each two thousand shares of common stock were replaced with one share of common stock (with no fractional shares issued). The par value and the number of authorized shares of the common stock was not adjusted as a result of the reverse stock split. All common share and per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect these reverse stock splits. The quantity of Series E Preferred Stock and all warrants and employee and other options were not included in the reverse stock splits and their outstanding quantities have not been adjusted. However, the conversion and exchange ratios were adjusted for the effect of the reverse stock splits such that upon conversion each 100.8 billion shares of Series E Preferred Stock will be converted into four shares of common stock and each 100.8 billion of Class A, Class B, Series B, common warrants and options will be exercisable into one share of common stock. The Series G, Series H and 2016 Subordination Warrants conversion ratio has been adjusted such that each 48.0 million of the Series G, Series H and 2016 Subordination Warrants will now be exercisable into one share of common stock. The Series D and 2015 Subordination Warrants conversion ratio was also adjusted for the effect of the reverse splits, but pursuant to the December 31, 2016 adjustment provision in the warrant agreement the conversion ratio was reset such that each 2,000 of the Series D and Subordination Warrants will be exercisable into one share of common stock. Please see NOTE 11 WARRANTS for further explanation and detail on each type of warrant.

Change in Estimated Useful Lives of Analyzers
Change in Estimated Useful Lives of Analyzers

During the three months ended March 31, 2017, management determined that the actual life of analyzers used internally and at customer sites was longer than the estimated useful life used for depreciation purposes in the Company’s financial statements. As a result, effective January 1, 2017, the Company changed its estimate of the useful life of its analyzers to better reflect the estimated period during which these assets will remain in service. The estimated useful life of the analyzers that previously was five years was increased to seven years. The effect of this change in estimate was to reduce total depreciation expense, and increase net income for the quarter ended March 31, 2017 by $180,680, and to increase basic and diluted net income per share by $0.42 and $0.01, respectively.

Property and Equipment

Property and equipment is recorded at cost and depreciated over the estimated useful lives of the assets (which range from three to ten years) using the straight-line method. Amortization of leasehold improvements is computed on the straight-line method over the shorter of the lease term or estimated useful lives of the assets. The analyzers that the Company manufactures and retains title over are placed with customers and are recorded in property and equipment under “Analyzers.” The materials used for the manufacture of the analyzers are recorded in property and equipment under “Construction in progress.” Major renewals and betterments are capitalized and depreciated over their estimated useful lives while minor expenditures for maintenance and minor repairs are charged to operations as incurred.

Fair Value Liability Financial Instruments
Fair Value Liability Financial Instruments

The Company accounts for derivative financial instruments under the provisions of Accounting Standards Codification (“ASC”) 815 Derivatives and Hedging. ASC 815 requires the Company to record derivative instruments at their fair value. Changes in the fair value of derivatives are recognized in earnings. As a result of certain terms, conditions and features included in certain common stock warrants granted by the Company as well as the conversion features in the convertible notes, those provisions are required to be accounted for as derivatives at estimated fair value, with changes in fair value recognized in earnings (see NOTE 10 FAIR VALUE LIABILITIES).

The Company accounts for other fair value liability financial instruments under the provisions of ASC 480 Distinguishing Liabilities from Equity. ASC 480 requires the Company to record certain liabilities at their fair value. Changes in the fair value of these liabilities are recognized in earnings. As a result of certain terms, conditions and features included in the Series F Preferred Stock issued by the Company, it is required to be accounted for as a liability at estimated fair value, with changes in fair value recognized in earnings (see NOTE 7 PREFERRED STOCK).

Fair Value Liability Instruments

The Company accounts for derivative instruments under the provisions of Accounting Standards Codification (“ASC”) 815 Derivatives and Hedging. ASC 815 requires the Company to record derivative instruments at their fair value. Changes in the fair value of derivatives are recognized in earnings. As a result of certain terms, conditions and features included in certain common stock warrants granted by the Company as well as the conversion features in the convertible notes, those provisions are required to be accounted for as derivatives at estimated fair value, with changes in fair value recognized in earnings (see NOTE 12 FAIR VALUE LIABILITIES).

The Company accounts for other fair value liability instruments under the provisions of ASC 480 Distinguishing Liabilities from Equity. ASC 480 requires to record certain liabilities at their fair value. Changes in the fair value of these liabilities are recognized in earnings. As a result of certain terms, conditions and features included in the Series F Preferred Stock issued by the Company, it is required to be accounted for as a liability at estimated fair value, with changes in fair value recognized in earnings (see NOTE 10 COMMON AND PREFERRED STOCK).

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company measures at fair value certain of its financial and non-financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price, based on the highest and best use of the asset or liability. The levels of the fair value hierarchy are:

Level 1—Quoted market prices in active markets for identical assets or liabilities;
Level 2—Significant other observable inputs (e.g. quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable, such as interest rate and yield curves, and market-corroborated inputs); and
Level 3—Unobservable inputs in which there is little or no market data, which require the reporting unit to develop its own assumptions.

The internal models used to determine fair value for these Level 3 instruments use certain significant unobservable inputs and their use requires determination of relevant inputs and assumptions. Accordingly, changes in these unobservable inputs may have a significant impact on fair value. Such inputs include risk free interest rate, expected average life, expected dividend yield, and expected volatility. These Level 3 liabilities would decrease (increase) in value based upon an increase (decrease) in risk free interest rate and expected dividend yield. Conversely, the fair value of these Level 3 liabilities would generally increase (decrease) in value if the expected average life or expected volatility were to increase (decrease).

Fair Value of Financial Instruments

The Company measures at fair value certain of its financial and non-financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price, based on the highest and best use of the asset or liability. The levels of the fair value hierarchy are:

Level 1—Quoted market prices in active markets for identical assets or liabilities;

Level 2—Significant other observable inputs (e.g. quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable, such as interest rate and yield curves, and market-corroborated inputs); and

Level 3—Unobservable inputs in which there is little or no market data, which require the reporting unit to develop its own assumptions.

The internal models used to determine fair value for these Level 3 instruments use certain significant unobservable inputs and their use requires determination of relevant inputs and assumptions. Accordingly, changes in these unobservable inputs may have a significant impact on fair value. Such inputs include risk free interest rate, expected average life, expected dividend yield, and expected volatility. These Level 3 liabilities would decrease (increase) in value based upon an increase (decrease) in risk free interest rate and expected dividend yield. Conversely, the fair value of these Level 3 liabilities would generally increase (decrease) in value if the expected average life or expected volatility were to increase (decrease).

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Such estimates include the warranty reserve, accounts receivable and inventory reserves, intangible assets and other long lived assets, legal and regulatory contingencies, income taxes, share based arrangements, the derivative liability and others. These estimates and assumptions are based on management’s best estimates and judgments. Actual amounts and results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers highly liquid investments with insignificant interest rate risk and original maturities to the Company of three months or less to be cash equivalents. Cash equivalents consist primarily of interest and non-interest bearing bank accounts held in checking, savings and money market accounts. These assets are generally available on a daily or weekly basis and are highly liquid in nature. If the balances are greater than $250,000, the Company does not have FDIC coverage on the entire amount of bank deposits.

Restricted Cash
Restricted Cash

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded as restricted cash on our balance sheet. On December 30, 2015, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued $22.1 million senior secured convertible notes (the “2015 Notes”) and received $18.4 million in cash proceeds. Under the terms of the 2015 Notes, at closing the Company received an initial tranche of $4.6 million for immediate use by the Company for general corporate purposes. The remaining cash proceeds of $13.8 million was restricted as of December 31, 2015 and subject to an account control agreement. The restrictions were removed and became available to the Company pursuant to the terms of the 2015 Notes at various dates throughout 2016. On July 1, 2016 the Company entered into a Securities Purchase Agreement pursuant to which the Company issued $75 million in senior secured convertible notes (the “2016 Notes”) and received $68.0 million in cash proceeds. Under the terms of the 2016 Notes, at closing the Company received an initial tranche of $6.0 million for immediate use for general corporate purposes. The remaining cash proceeds of $62.0 million were restricted and subject to an account control agreement. The release of restrictions on cash held under the terms of the 2016 Notes depends upon the Company’s satisfaction of certain equity conditions that include the common stock listed on an eligible market, stock trading volume, share price and other requirements. As of December 31, 2016, cash in the amount of $59.4 million from the 2016 Notes is still being held in restricted accounts and will be released to the Company at future dates pursuant to the terms of the 2016 Notes (see NOTE 8 CONVERTIBLE NOTES PAYABLE). The restricted cash is deposited in an account that is not FDIC insured.

Accounts Receivable
Accounts Receivable

Accounts receivable are generated from the sale of single use diagnostic test cartridges to end users in the United States and to a network of distributors outside the United States. These accounts receivable are recorded at the invoiced amount, net of allowances for doubtful amounts. The Company routinely reviews outstanding accounts receivable balances for estimated uncollectible accounts and establishes or adjusts the allowances for doubtful accounts receivable using the specific identification method and records a reserve for amounts not expected to be fully recovered. Actual balances are not applied against the reserve until substantially all collection efforts have been exhausted. The Company does not have customer acceptance provisions, but it does provide its customers a limited right of return for defective diagnostic test cartridges.

The allowance for doubtful accounts at December 31, 2016 and 2015 was $25,169 and $16,892, respectively.

Inventories
Inventories

Inventories are stated at the lower of cost or market with cost determined according to the average cost method. Manufactured inventory consists of raw material, direct labor and manufacturing overhead cost components. The Company reviews the components of its inventory on a regular basis for excess and obsolete inventory and makes appropriate adjustments when necessary. Inventories consisted of the following at December 31, 2016 and 2015:

	December 31,
	2016	2015
Raw materials	$1,076,764	$758,870
Work-in-process	274,741	277,827
Finished goods	70,067	96,445
Total inventories	$1,421,572	$1,133,142

Intangible Assets
Intangible Assets

The Company records its intangible assets at cost which consist of two licensing and royalty agreements for certain intellectual property rights used in the development and manufacture of our products. These intangible assets are being amortized over an estimated useful life of seven years from the date that the technology licenses became effective. As of December 31, 2016 and 2015, intangible assets totaled $42,586 and $119,171 valued at cost of $600,000 less accumulated amortization of $557,414 and $480,829, respectively. The Company recorded amortization associated with these agreements of $76,585 and $97,407 for the years ended December 31, 2016 and 2015, respectively. The intangible assets will be fully amortized during the year ended December 31, 2017.

Impairment of Long Lived Assets
Impairment of Long Lived Assets

Long-lived tangible assets, including property and equipment, and definite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Company regularly evaluates whether events or circumstances have occurred that indicate possible impairment and relies on a number of factors, including expected future operating results, business plans, economic projections, FDA approvals and anticipated future cash flows. The Company uses an estimate of the future undiscounted net cash flows and comparisons to like-kind assets, as appropriate, of the related asset over the remaining life in measuring whether the assets are recoverable. Measurement of the amount of impairment, if any, is based upon the difference between the asset’s carrying value and estimated fair value. Fair value is determined through various valuation techniques, including cost-based, market and income approaches as considered necessary.

Revenue Recognition
Revenue Recognition

The Company derives its product revenue from the sale of single use diagnostic test cartridges sold through our dedicated sales force, except in the European Union where the Company sells through a network of distributors. Product revenue is recognized when all four of the following criteria are met: (1) persuasive evidence that an arrangement exists; (2) delivery of the products has occurred; (3) the selling price of the product is fixed or determinable; and (4) collectability of that price is reasonably assured. Change in title to the product and recognition of revenue from sales of diagnostic test cartridges occurs at the time of shipment. Shipping and handling fees and related freight costs and supplies for test kits are billed to customers. Additional costs associated with shipping products to customers are included as a component of cost of sales.

Research and Development Costs
Research and Development Costs

Research and development costs are charged to operations as incurred. Research and development costs include, among other things, salaries and wages for research scientists and staff (including stock-based compensation), materials and supplies used in the development of new products, developing and validating the manufacturing process, costs for clinical trials, and costs for research and development facilities and equipment.

Stock Based Compensation
Stock Based Compensation

The Company has accounted for stock-based compensation under the provisions of ASC 718 Compensation—Stock Compensation. This standard requires the Company to record an expense associated with the fair value of stock-based compensation over the requisite service period. The Company uses the Black-Scholes option valuation model to calculate the value of options at the date of grant. Option pricing models require the input of highly subjective assumptions, including the estimated fair value of the Company’s common stock on the date of grant, the expected term of the stock option, and the expected price volatility of the Company’s common stock over the period equal to the expected term of the grant. Changes in these assumptions can materially affect the fair value estimate. The Company estimates forfeitures at the date of grant and revises the estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Financial Instruments and Concentration of Credit Risk
Financial Instruments and Concentration of Credit Risk

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and convertible notes payable. The carrying amount of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of their immediate or short-term maturities. The carrying amount of convertible notes payable on the balance sheet approximates fair value.

All of the Company’s accounts receivable result from sales in the normal course of business to its customers primarily throughout the United States. The Company attempts to limit its credit risk by performing credit evaluations of new customers and maintaining adequate allowances for potential credit losses. As of December 31, 2016, no one customer had over 10% of the accounts receivable balance. As of December 31, 2015, 17% of the accounts receivable balance resulted from one customer. Allowances for bad debt in the amount of $25,169 and $16,892 were recorded against accounts receivable for the years ended December 31, 2016 and 2015, respectively. Bad debt expense in the amount of $12,702 and $0 was recorded for the years ended December 31, 2016 and 2015, respectively. The Company cannot ensure that such losses will not be realized in the future.

The Company’s customers consist of hospitals, clinics, laboratories and other healthcare providers in the United States, the European Union and New Zealand. For the years ended December 31, 2016 and 2015, there were no customers that accounted for more than 10% of revenues

Income Taxes
Income Taxes

The Company accounts for income taxes under Financial Accounting Standards Board (“FASB”) ASC 740, “Income Taxes”. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company has incurred significant losses that have created a deferred tax asset. Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized. The Company has considered the facts and circumstances surrounding the future realization of the deferred tax asset and determined that a full valuation allowance should be recorded.

The tax effects from an uncertain tax position can be recognized in the financial statements only if the position is more likely than not of being sustained if the position were to be challenged by a taxing authority. The Company has examined the tax positions taken in its tax returns and determined that there are no uncertain tax positions. As a result, the Company has recorded no uncertain tax liabilities in its balance sheet.

Reclassification
Reclassification

Certain items on the 2015 Balance Sheet have been reclassified to conform to the presentation of the 2016 Balance Sheet. When a company issues convertible debt and the conversion option is bifurcated as a derivative liability, the conversion option should be combined with the debt on the company’s balance sheet. The Company combined the derivative liability of the embedded conversion feature of the 2016 Notes in the 2016 Balance Sheet presentation. Accordingly the presentation on the 2015 Balance Sheet was reclassified such that the current portion of convertible notes payable, net of discount was increased to $16,575,000 and convertible notes payable, net of current portion and debt discount was increased to $2,177,657. There was a corresponding decrease in the derivative liability in the amount of $16,588,940, and an increase in total current liabilities of $14,936,283. No other balance sheet items were impacted by this presentation correction. The Company has evaluated the effect of the incorrect presentation, both qualitatively and quantitatively, and concluded that it did not have a material impact on the 2015 financial statements.

New Accounting Pronouncements
New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) that are adopted by the Company as of the specified effective date. If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s financial statements upon adoption. The Company has elected to use the extended transition period provided in the JOBS Act for complying with new or revised accounting standards that have different effective dates for public and private companies. The new accounting pronouncements below indicate the public company transition dates and the Company’s plans for adoption of these standards

In November 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. Historically, there has been a diversity in practice in how changes in restricted cash are presented and classified in the statement of cash flows. The amendments in this update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this update are effective for public entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company notes that this guidance applies to its reporting requirements at present, and will implement the new guidance beginning in 2018.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). The objective of this update is to add or clarify guidance on the classification of certain cash receipts and payments in the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those annual periods and is to be applied utilizing a retrospective approach. Early adoption is permitted. The Company is currently evaluating the new guidance to determine the impact it may have on its financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The objective of this update is to simplify several aspects of the accounting for employee share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company has adopted this standard and the effects are reflected in its financial statements and related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires recognition of leased assets and liabilities on the balance sheet and disclosing key information about leasing arrangements. This update is effective for annual periods and interim periods with those periods beginning after December 15, 2018. The Company has approximately $3 million of operating lease obligations as of December 31, 2016 (see NOTE 4 LEASE COMMITMENTS) and upon adoption of this standard it will record a right-of-use asset and lease liability for present value of these leases. However, the statement of operations recognition of lease expenses is not expected to change from the current methodology.

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory, that simplifies the subsequent measurement of inventories by replacing the current lower of cost or market test with a lower of cost or net realizable value test. The ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The Company has adopted this standard and the effects are reflected in its financial statements and related disclosures.

In April 2015, the FASB issued ASU No. 2015-03, Interest – Imputation of Interest, Simplifying the Presentation of Debt Issuance Cost. This standard provides guidance on the balance sheet presentation for debt issuance costs and debt discounts and debt premiums. To simplify the presentation of debt issuance costs, this standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This ASU is effective for fiscal years beginning after December 15, 2015. The Company has adopted this standard, and concluded a prior period reclassification was unnecessary. The effects of adopting the standard are reflected in its financial statements and related disclosures.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled to those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing GAAP. In April 2016, the FASB issued ASU No. 2016-10, Identifying Performance Obligations and Licensing, which clarified various aspects of the core principle in ASU No. 2014-09 pertaining to identifying promised goods and services. In May 2016, the FASB issued ASU No. 2016-12, Narrow-Scope Improvements and Practical Expedients, which clarified certain consideration collectability requirements described in ASU No. 2014-09. In December 2016, the FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which addressed several narrow aspects of the guidance included in ASU No. 2014-09. All four standards were originally effective for annual periods beginning after December 15, 2016, and interim periods therein, and were to be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. In August 2015, the FASB deferred the effective date of ASU 2014-09 to fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09, ASU 2016-10, ASU 2016-12, and ASU 2016-20 on its financial statements.

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) that are adopted by the Company as of the specified effective date. If not discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s financial statements upon adoption. The Company has elected to use the extended transition period provided in JOBS Act for complying with new or revised accounting standards that have different effective dates for public and private companies. The new accounting pronouncements below indicate the public company transition dates, however, the Company has not yet decided whether to early adopt these standards.

In November 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. Historically, there has been a diversity in practice in how changes in restricted cash are presented and classified in the statement of cash flows. The amendments in this update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this update are effective for public entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company notes that this guidance applies to its reporting requirements at present, and will implement the new guidance beginning in 2018.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). The objective of this update is to add or clarify guidance on the classification of certain cash receipts and payments in the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those annual periods and is to be applied utilizing a retrospective approach. Early adoption is permitted. The Company is currently evaluating the new guidance to determine the impact it may have on its financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The objective of this update is to simplify several aspects of the accounting for employee share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company has adopted this standard and the effects are reflected in its financial statements and related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires recognition of leased assets and liabilities on the balance sheet and disclosing key information about leasing arrangements. This update is effective for annual periods and interim periods with those periods beginning after December 15, 2018. The Company has approximately $3 million of operating lease obligations as of December 31, 2016 (see Note 6) and upon adoption of this standard it will record a right-of-use asset and lease liability for present value of these leases. However, the statement of operations recognition of lease expenses is not expected to change from the current methodology.

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory, that simplifies the subsequent measurement of inventories by replacing the current lower of cost or market test with a lower of cost or net realizable value test. The ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted. The Company has evaluated the effects this standard will have on its financial statements and related disclosures, and concluded that upon adoption it will have little or no impact.

In April 2015, the FASB issued ASU No. 2015-03, Interest – Imputation of Interest, Simplifying the Presentation of Debt Issuance Cost. This standard provides guidance on the balance sheet presentation for debt issuance costs and debt discounts and debt premiums. To simplify the presentation of debt issuance costs, this standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This ASU is effective for fiscal years beginning after December 15, 2015. The Company has adopted this standard, and concluded a prior period reclassification was unnecessary. The effects of adopting the standard are reflected in its financial statements and related disclosures.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled to those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing GAAP. In April 2016, the FASB issued ASU No. 2016-10, Identifying Performance Obligations and Licensing, which clarified various aspects of the core principle in ASU No. 2014-09 pertaining to identifying promised goods and services. In May 2016, the FASB issued ASU No. 2016-12, Narrow-Scope Improvements and Practical Expedients, which clarified certain consideration collectability requirements described in ASU No. 2014-09. In December 2016, the FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which addressed several narrow aspects of the guidance included in ASU No. 2014-09. All four standards were originally effective for annual periods beginning after December 15, 2016, and interim periods therein, and were to be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. In August 2015, the FASB deferred the effective date of ASU 2014-09 to fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09, ASU 2016-10, ASU 2016-12, and ASU 2016-20 on its financial statements.